Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Other Liabilities [Abstract]
Summary of Other Liabilities

As at December 31,	2017	2016

Employee Long-Term Incentives	43	72
Pension and Other Post-Employment Benefit Plan (Note 26)	62	71
Onerous Contract Provisions	37	35
Other	31	33
	173	211